Property and Equipment, Net - Narrative (Details) - USD ($)		3 Months Ended			12 Months Ended
	Oct. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation		$ 76,000,000	$ 77,200,000	$ 82,500,000
Impairment of long-lived assets	$ 23,500,000			$ 13,600,000	$ 0	$ 0	$ 21,000,000
Asset retirement obligation		10,300,000	10,000,000		10,300,000	10,000,000
Total property and equipment, net		215,000,000	185,000,000		215,000,000	185,000,000
Retirement Assets
Property, Plant and Equipment [Line Items]
Total property and equipment, net		$ 5,200,000	$ 5,400,000		$ 5,200,000	$ 5,400,000